Short-Term Borrowings	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Short-Term Borrowings
SHORT-TERM BORROWINGS
Short-term borrowings at December 31 are summarized as follows:

(Dollars in thousands)	2015	2014
Federal Home Loan Bank advances	$110,000	$603,000
Securities sold under agreements to repurchase	216,617	242,742
	$326,617	$845,742
Securities sold under agreements to repurchase, which are classified as secured borrowings, generally mature daily and are reflected at the amount of cash received in connection with the transaction. The Company may be required to provide additional collateral based on the fair value of the underlying securities.
Additional information on the Company’s short-term borrowings for the years indicated is as follows:

(Dollars in thousands)	2015	2014	2013
Outstanding at December 31	$326,617	$845,742	$680,344
Maximum month-end outstanding balance	798,933	1,034,741	680,344
Average daily outstanding balance	426,011	782,033	303,352
Average rate during the year	0.18%	0.17%	0.16%
Average rate at year end	0.20%	0.18%	0.15%

The Company has various funding arrangements with commercial banks providing up to $180.0 million in the form of Federal funds and other lines of credit. At December 31, 2015, there were no balances outstanding on these lines and all of the funding was available to the Company.